Operating assets and liabilities - Inventories - Inventories (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Inventory, Current [Line Items]
Total inventories	kr 15,373	kr 15,373	kr 16,336	kr 15,373
Indirect production costs included in work in progress and finished goods			kr 8,533	kr 7,768
Share of total inventories (net) (as a percent)			52.00%	51.00%
Movements in inventory write-downs
Inventories at the beginning of the year	(15,373)
Write-downs during the year	509	1,556
Utilisation of write-downs	(409)	(438)
Reversal of write-downs	(360)	(257)
Inventories at the end of the year	(16,336)	(15,373)
Gross amount
Inventory, Current [Line Items]
Raw materials			kr 2,464	kr 2,420
Work in progress			11,753	10,992
Finished goods			4,078	4,180
Total inventories	17,592	17,592	18,295	17,592
Movements in inventory write-downs
Inventories at the beginning of the year	(17,592)
Inventories at the end of the year	(18,295)	(17,592)
Inventory write-downs
Inventory, Current [Line Items]
Total inventories	2,219	1,358	kr 1,959	kr 2,219
Movements in inventory write-downs
Inventories at the beginning of the year	(2,219)	(1,358)
Inventories at the end of the year	kr (1,959)	kr (2,219)